Expense Classification	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Expense Classification

2. Expense Classification:

Effective January 1, 2014, within the Consolidated Statements of Comprehensive Income (Loss), the Company changed its presentation of facilities and information technology-related expenses that are not directly associated with the delivery of its products and services. Formerly, the Company presented these expenses within sales, marketing and administration expense. The Company’s new method for presenting facilities and information technology-related expenses includes allocating these items to all of our functional areas, which the Company considers a better presentation as it more accurately reflects the actual cost of these functions. The presentation of prior year amounts in the consolidated financial statements has been reclassified to conform to the current year presentation. There was no impact on total reported costs and expenses for any period as a result of the change.

The impact of this change within the functional areas, including the impact of discontinued operations, is as follows for the three and six months ended June 30, 2013 (in millions):

	Three Months Ended June 30, 2013
	As reported	Impact of discontinued operations	As reported - adjusted for discontinued operations	As reclassified	Change

Cost of sales and direct operating (excluding depreciation)	$424	$(186)	$238	$252	$14
Sales, marketing and administration	242	(57)	185	159	(26)
Product development and maintenance	89	(3)	86	98	12

Total functional expenses	$755	$(246)	$509	$509	$—

	Six Months Ended June 30, 2013
	As reported	Impact of discontinued operations	As reported - adjusted for discontinued operations	As reclassified	Change

Cost of sales and direct operating (excluding depreciation)	$861	$(376)	$485	$513	$28
Sales, marketing and administration	484	(119)	365	314	(51)
Product development and maintenance	189	(6)	183	206	23

Total functional expenses	$1,534	$(501)	$1,033	$1,033	$—

2. Expense Classification:

Effective January 1, 2014, within the Consolidated Statements of Comprehensive Income, the Company changed its presentation of facilities and information technology-related expenses that are not directly associated with the delivery of its products and services. Formerly, the Company presented these expenses within sales, marketing and administration expense. The Company’s new method for presenting facilities and information technology-related expenses includes allocating these items to all of its functional areas, which the Company considers a better presentation as it more accurately reflects the actual cost of these functions. The presentation of prior year amounts in the consolidated financial statements has been reclassified to conform to the current year presentation. There was no impact on total reported costs and expenses for any period as a result of the change.

The impact within the functional areas, including the impact of the reclassification of AS to discontinued operations, is as follows for the years ended December 31, 2011, 2012, and 2013 as compared to the results included in the statements of comprehensive income included in the 2013 Annual Report on Form 10-K (in millions):

	Year Ended December 31, 2013
	As reported	Impact of discontinued operations	Impact of reclassification of IT and facilities costs	As revised
Cost of sales and direct operating (excluding depreciation)	$1,706	$(738)	$52	$1,020
Sales, marketing and administration	964	(223)	(98)	643
Product development and maintenance	366	(5)	46	407

Total functional expenses	$3,036	$(966)	$—	$2,070

	Year Ended December 31, 2012
	As reported	Impact of discontinued operations	Impact of reclassification of IT and facilities costs	As revised
Cost of sales and direct operating (excluding depreciation)	$1,712	$(713)	$64	$1,063
Sales, marketing and administration	996	(223)	(122)	651
Product development and maintenance	380	(5)	58	433

Total functional expenses	$3,088	$(941)	$—	$2,147

	Year Ended December 31, 2011
	As reported	Impact of discontinued operations	Impact of reclassification of IT and facilities costs	As revised
Cost of sales and direct operating (excluding depreciation)	$1,791	$(732)	$66	$1,125
Sales, marketing and administration	1,084	(236)	(113)	735
Product development and maintenance	414	(5)	47	456

Total functional expenses	$3,289	$(973)	$—	$2,316